Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Initial Public Offering	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Common Stock Initial Public Offering	Additional Paid-in Capital	Additional Paid-in Capital Initial Public Offering	Accumulated Deficit	AOCI Attributable to Parent [Member]
Beginning Balance at Dec. 31, 2017			$ 15,431	$ 53,906
Beginning Balance (in shares) at Dec. 31, 2017			3,862,500	6,749,999
Issuance of preferred stock, net of issuance costs					$ 37,929
Issuance of preferred stock, net of issuance costs (in shares)					3,177,271
Ending Balance at Dec. 31, 2018			$ 15,431	$ 53,906	$ 37,929
Ending Balance (in shares) at Dec. 31, 2018			3,862,500	6,749,999	3,177,271	0
Beginning Balance at Dec. 31, 2017	$ (43,611)								$ 833		$ (44,444)
Beginning Balance (in shares) at Dec. 31, 2017							1,672,087
Exercise of stock options	79								79
Exercise of stock options, shares							130,047
Stock-based compensation expense	469								469
Net loss	(21,363)										(21,363)
Ending Balance at Dec. 31, 2018	$ (64,426)								1,381		(65,807)
Ending Balance (in shares) at Dec. 31, 2018	1,802,134						1,802,134
Issuance of preferred stock, net of issuance costs					$ 15,243
Issuance of preferred stock, net of issuance costs (in shares)					1,271,509
Ending Balance at Mar. 31, 2019			$ 15,431	$ 53,906	$ 53,172
Ending Balance (in shares) at Mar. 31, 2019			3,862,500	6,749,999	4,448,780
Exercise of common stock options and vesting of early exercised common stock options	$ 21								21
Exercise of common stock options and vesting of early exercised common stock options (in shares)							26,159
Stock-based compensation expense	191								191
Net loss	(6,015)										(6,015)
Ending Balance at Mar. 31, 2019	$ (70,229)								1,593		(71,822)
Ending Balance (in shares) at Mar. 31, 2019							1,828,293
Beginning Balance at Dec. 31, 2018			$ 15,431	$ 53,906	$ 37,929
Beginning Balance (in shares) at Dec. 31, 2018			3,862,500	6,749,999	3,177,271	0
Issuance of preferred stock, net of issuance costs					$ 15,243	$ 55,549
Issuance of preferred stock, net of issuance costs (in shares)					1,271,509	4,217,327
Ending Balance at Dec. 31, 2019			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Ending Balance (in shares) at Dec. 31, 2019	19,278,606		3,862,500	6,749,999	4,448,780	4,217,327
Beginning Balance at Dec. 31, 2018	$ (64,426)								1,381		(65,807)
Beginning Balance (in shares) at Dec. 31, 2018	1,802,134						1,802,134
Exercise of stock options	$ 131								131
Exercise of stock options, shares	182,105						182,088
Stock-based compensation expense	$ 1,094								1,094
Net loss	(26,883)										(26,883)
Ending Balance at Dec. 31, 2019	$ (90,084)								2,606		(92,690)
Ending Balance (in shares) at Dec. 31, 2019	1,984,222						1,984,222
Beginning Balance at Mar. 31, 2019			$ 15,431	$ 53,906	$ 53,172
Beginning Balance (in shares) at Mar. 31, 2019			3,862,500	6,749,999	4,448,780
Issuance of preferred stock, net of issuance costs						$ 49,864
Issuance of preferred stock, net of issuance costs (in shares)						3,777,564
Ending Balance at Jun. 30, 2019			$ 15,431	$ 53,906	$ 53,172	$ 49,864
Ending Balance (in shares) at Jun. 30, 2019			3,862,500	6,749,999	4,448,780	3,777,564
Beginning Balance at Mar. 31, 2019	$ (70,229)								1,593		(71,822)
Beginning Balance (in shares) at Mar. 31, 2019							1,828,293
Exercise of common stock options and vesting of early exercised common stock options	59								59
Exercise of common stock options and vesting of early exercised common stock options (in shares)							111,884
Stock-based compensation expense	190								190
Net loss	(5,965)										(5,965)
Ending Balance at Jun. 30, 2019	(75,945)								1,842		(77,787)
Ending Balance (in shares) at Jun. 30, 2019							1,940,177
Issuance of preferred stock, net of issuance costs						$ 5,685
Issuance of preferred stock, net of issuance costs (in shares)						439,763
Ending Balance at Sep. 30, 2019			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Ending Balance (in shares) at Sep. 30, 2019			3,862,500	6,749,999	4,448,780	4,217,327
Exercise of common stock options and vesting of early exercised common stock options	14								14
Exercise of common stock options and vesting of early exercised common stock options (in shares)							15,789
Stock-based compensation expense	271								271
Net loss	(6,549)										(6,549)
Ending Balance at Sep. 30, 2019	$ (82,209)								2,127		(84,336)
Ending Balance (in shares) at Sep. 30, 2019							1,955,966
Beginning Balance at Dec. 31, 2019			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Beginning Balance (in shares) at Dec. 31, 2019	19,278,606		3,862,500	6,749,999	4,448,780	4,217,327
Ending Balance at Mar. 31, 2020			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Ending Balance (in shares) at Mar. 31, 2020			3,862,500	6,749,999	4,448,780	4,217,327
Beginning Balance at Dec. 31, 2019	$ (90,084)								2,606		(92,690)
Beginning Balance (in shares) at Dec. 31, 2019	1,984,222						1,984,222
Exercise of common stock options and vesting of early exercised common stock options	$ 12								12
Exercise of common stock options and vesting of early exercised common stock options (in shares)							13,433
Stock-based compensation expense	527								527
Net loss	(8,872)										(8,872)
Ending Balance at Mar. 31, 2020	$ (98,417)								3,145		(101,562)
Ending Balance (in shares) at Mar. 31, 2020							1,997,655
Beginning Balance at Dec. 31, 2019			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Beginning Balance (in shares) at Dec. 31, 2019	19,278,606		3,862,500	6,749,999	4,448,780	4,217,327
Ending Balance (in shares) at Sep. 30, 2020			0	0	0	0
Beginning Balance at Dec. 31, 2019	$ (90,084)								2,606		(92,690)
Beginning Balance (in shares) at Dec. 31, 2019	1,984,222						1,984,222
Exercise of stock options, shares	69,102
Ending Balance at Sep. 30, 2020	$ 184,375						$ 3		322,535		(138,134)	$ (29)
Ending Balance (in shares) at Sep. 30, 2020	30,545,165						30,545,165
Beginning Balance at Mar. 31, 2020			$ 15,431	$ 53,906	$ 53,172	$ 55,549
Conversion to Common Stock			$ (15,431)	$ (53,906)	$ (53,172)	$ (55,549)
Beginning Balance (in shares) at Mar. 31, 2020			3,862,500	6,749,999	4,448,780	4,217,327
Conversion to Common Stock (in shares)			(3,862,500)	(6,749,999)	(4,448,780)	(4,217,327)
Beginning Balance at Mar. 31, 2020	$ (98,417)								3,145		(101,562)
Beginning Balance (in shares) at Mar. 31, 2020							1,997,655
Exercise of common stock options and vesting of early exercised common stock options	39								39
Exercise of common stock options and vesting of early exercised common stock options (in shares)							23,200
Stock-based compensation expense	1,381								1,381
Initial public offering of common stock		$ 138,000						$ 1		$ 137,999
Initial public offering of common stock (in shares)								8,625,000
Issuance costs associated with initial public offering	(12,790)								(12,790)
Conversion to Common Stock	178,058						$ 2		178,056
Conversion to Common Stock (in shares)							19,278,606
Net loss	(11,024)										(11,024)
Ending Balance at Jun. 30, 2020	195,247						$ 3		307,830		(112,586)
Ending Balance (in shares) at Jun. 30, 2020							29,924,461
Ending Balance (in shares) at Sep. 30, 2020			0	0	0	0
Exercise of common stock options and vesting of early exercised common stock options	53								53
Exercise of common stock options and vesting of early exercised common stock options (in shares)							32,469
Stock-based compensation expense	1,681								1,681
Issuance of common stock related to acquisition	12,971								12,971
Issuance of common stock related to acquisition (in shares)							588,235
Other comprehensive loss	(29)											(29)
Net loss	(25,548)										(25,548)
Ending Balance at Sep. 30, 2020	$ 184,375						$ 3		$ 322,535		$ (138,134)	$ (29)
Ending Balance (in shares) at Sep. 30, 2020	30,545,165						30,545,165